Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated September 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2010 (as amended April 11, 2011)
and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D
Shares of Allianz Funds Dated November 1, 2010 (as amended April 11, 2011)

Disclosure Related to Allianz RCM Global Resources Fund (the “Fund”)

     Effective September 1, 2011, the Allianz RCM Global Resources Fund will change its name to the Allianz RCM Global Commodity Equity Fund. All references to Allianz RCM Global Resources Fund are changed to Allianz RCM Global Commodity Equity Fund.
     Within the Fund Summary relating to the Fund in the Prospectus, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. Under normal conditions, the portfolio managers seek to allocate investments among a diverse range of commodities within each of the three primary commodity sectors of Agriculture, Energy and Materials. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, included exchange-traded funds (“ETFs”).
The Fund’s portfolio managers will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals, pricing outlook and impact on U.S. and non-U.S. macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that they believe are likely to offer the best investment opportunities. The portfolio managers seek to evaluate the correlation of degree to which companies’ earnings are linked to commodity price changes, as well as companies’ fundamental value and prospects for growth.
In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

     Within the Fund Summary relating to the Fund in the Prospectus, the disclosure relating to “Focused Investment Risk” in the subsection entitled “Principal Risks” is hereby restated in its entirety as follows:
Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk (Commodity Related Companies)).
     Within the Fund Summary relating to the Fund in the Prospectus, the subsection entitled “Management of the Fund — Portfolio Manager” is hereby restated in its entirety as follows:
Paul D. Strand, CFA, Director, Senior Research Analyst and Sector Head, U.S. Resources, has managed the Fund since its inception in 2004.
Alec Patterson, CFA, Director, Senior Research Analyst, U.S. Consumer, has managed the Fund since September 2011.
     Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Global Resources Fund,” the Fund’s “Fund Focus” is hereby changed to: “Equity securities of U.S. and non-U.S. commodity-related companies”
     Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Global Resources Fund,” the Fund’s “Approximate Number of Holdings” is hereby changed to: “50-100”
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Global Resources Fund,” the Fund’s Principal Investment Strategies are hereby restated in their entirety as follows:
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials, industrial metal, precious metal, steel, minerals and paper products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation.
Under normal conditions, the portfolio managers seek to allocate investments such that the Fund has exposure to a diverse range of commodities within each of the three primary commodity sectors of Agriculture, Energy and Materials.
The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States.
The Fund’s portfolio managers will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals, pricing outlook and impact on U.S. and non-U.S. macroeconomic indicators like inflation. In addition, the portfolio managers may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio managers believe are likely to offer the best investment opportunities.

The portfolio managers seek to evaluate the degree to which companies’ earnings are linked to the price changes of the commodities to which those companies are exposed, as well as companies’ fundamental value and prospects for growth. The portfolio managers focus on those companies that they expect will appreciate in value as relevant commodity prices increase and have higher than average rates of growth and/or strong potential for capital appreciation independent of underlying commodity price inflation. During periods of low expected inflation for an individual commodity, the portfolio managers will give more weight to non-inflation criteria for companies linked to that commodity. The portfolio managers sell securities as the portfolio managers deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.
In addition to traditional research activities, the portfolio managers use GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.
The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, included exchange-traded funds (“ETFs”). In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz RCM Global Resources Fund,” “Focused Investment Risk” in the Fund’s Principal Risks is hereby revised as follows: “Focused Investment Risk (Commodity Related Companies)”
     In the section entitled “Summary of Principal Risks,” the last sentence of “Focused Investment Risk” is hereby restated in its entirety as follows:
Funds that focus investments of their assets in a particular industry or group of related industries (e.g., the Allianz RCM Global Resources Fund, the Allianz RCM Technology Fund and the Allianz RCM Wellness Fund) are subject, and have heightened exposure, to the risks factors particular to each such industry as described below and under “Characteristics and Risks of Securities and Investment Techniques—Industry Focus.”
     In the section entitled “Summary of Principal Risks,” “Commodity-Related Companies Risk” is hereby restated in its entirety as follows:
     Commodity-Related Companies Risk. Funds that make significant investments in companies principally engaged in the commodities industries (including the agriculture, energy, materials and commodity-related industrial sectors) (“commodity-related companies”) will be subject to the risk factors particular to each such industry. Commodity-related companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, tax and other government regulations, and natural phenomena such as drought, floods and other adverse weather conditions and livestock disease. Specifically, cyclical industries can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and companies engaged in such industries can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Furthermore, the commodities industries and funds that focus their investments in commodity-related companies can also be significantly affected by the level and volatility of commodity prices, which have historically been among the most volatile of international prices, often exceeding the volatility of exchange rates and interest rates. Finally, investments in commodity-related companies are subject to the risk that the performance of such companies may not correlate with returns on commodity investments to the extent expected by a Fund’s portfolio manager(s).
     The information relating to the Fund contained in the table under “Management of the Funds — Sub-Advisers — RCM” in the Prospectus is hereby restated in its entirety as follows:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM Global Commodity Equity Fund	Paul D. Strand, CFA	2004 (Inception)	Director, Senior Research Analyst and Sector Head, U.S. Resources. Mr. Strand is responsible for analytical coverage of integrated oil, oil and gas production, refiners and oil services within the energy sector. Prior to joining RCM in 2003, he worked as a Senior Equity Analyst at Advantus Capital Management for 4 years, covering energy and consumer staples.

	Alec Patterson, CFA	2011	Director, Senior Consumer Staples Products Analyst. Mr. Patterson is responsible for analytical coverage of household products, tobacco, personal care, food, beverages and agricultural processors. Prior to joining RCM in 1991, he worked as a general research associate for four years at Winch Capital Management.
All references to the “portfolio manager” of the Fund will be changed to “portfolio managers.
     The section entitled “Characteristics and Risks of Securities and Investment Techniques — Industry Concentration” in the Prospectus is hereby re-titled: “Characteristics and Risks of Securities and Investment Techniques — Industry Focus” and the information relating to “Commodity-Related Companies” contained in this section is hereby restated in its entirety as follows:
Commodity-Related Companies. Funds that focus their investments in companies principally engaged in the commodities industries (including, but not limited to, the industry sub-sectors involving cyclical commodities, agriculture, energy, materials and commodity-related industrial sectors) will be subject to the risks particularly affecting such commodity-related companies. The commodities industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, tax and other government regulations, or natural phenomena.
The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The agriculture sector can be significantly affected by natural phenomena such as drought, floods and other adverse weather conditions and livestock disease. The price of agricultural products may also be affected by changes in government subsidies or other policies, international trade restrictions, changes in the cost of inputs such as fertilizer or equipment and speculative activity.
The energy sector can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations. Utilities can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
Within the materials sector, the paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity and interest rates, which can affect product pricing, costs and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products. The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.
The commodity-related industrial sector involves the manufacture of tools, equipment or goods, the maintenance of infrastructure or provision of transportation, or other activities relating to or connected with the production of commodities. Accordingly, an investment in a company in this sector is generally subject to the commodity risks described above and elsewhere in this prospectus, in addition to risks specific to such company’s non-commodity-related activities. For example, a manufacturer of equipment may be subject to disruptions in the supply of appropriately skilled labor, fluctuations in the costs of inputs, changes in interest rates affecting the ability to finance purchases of capital equipment and company products, respectively, and international competition.
Commodity investments may not correlate with equity market returns. Investments in commodity-related companies are also subject to the risk that the performance of such companies may not correlate with returns on commodity investments to the extent expected by a Fund’s portfolio manager(s).

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated September 1, 2011
to the Statement of Additional Information (the “SAI”)
Dated November 1, 2010 (as amended April 11, 2011)

Disclosure Related to Allianz RCM Global Resources Fund (the “Fund”)

     Effective September 1, 2011, the Allianz RCM Global Resources Fund will change its name to the Allianz RCM Global Commodity Equity Fund. All references to Allianz RCM Global Resources Fund are changed to Allianz RCM Global Commodity Equity Fund.
     The information relating to “Commodities” contained in section entitled “Investment Objectives and Policies” in the SAI is hereby restated in its entirety as follows:
Some of the Funds may invest in instruments that provide exposure to, and are subject to the risks of, investments in commodities. These may include futures, options, swaps and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, coal, alternative energy, steel, timber, agricultural products, minerals, precious metals (e.g., gold, silver, platinum, and palladium) and other resources. In addition, the Funds may invest in companies principally engaged in the commodities industries (such as mining, dealing or transportation companies) and companies with significant exposure to commodities markets or investments in commodities, and through these investments may be exposed to the risks of investing in commodities. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can also present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. To the extent that a Fund invests in companies principally engaged in the commodities industries, the Fund will also be subject to these risks. Commodity investments may not correlate with equity market returns. Investments in commodity-related companies are also subject to the risk that the performance of such companies may not correlate with returns on commodity investments to the extent expected by a Fund’s portfolio manager(s).
     Number 11 in the subsection captioned “Policies Relating to Rule 35d-1 under the 1940 Act” in the section titled “Investment Restrictions” is hereby restated in its entirety as follows:
The RCM Global Commodity Equity Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Agriculture, Energy, Materials or Commodity-Related Industrials sectors.
     The paragraph following the fundamental investment restrictions applicable to the Allianz RCM Funds in the subsection captioned “Fundamental Investment Restrictions” in the section titled “Investment Restrictions” is hereby revised to add the following sentence:
With respect to RCM Global Commodity Equity Fund’s fundamental investment policy relating to industry concentration, “natural resources industry” is defined to include the oil & gas, minerals,

base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel industries.
     The subsection captioned “RCM” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to reflect that Alec Patterson and Paul Strand will share primary responsibility for the management of the Fund.
     Mr. Patterson’s other accounts managed information and his ownership of securities of the Fund, each as of December 31, 2010, is provided below.
     Other Accounts Managed

	Other Pooled Investment				Other Registered Investment
	Vehicles		Other Accounts		Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Alec Patterson	0	$0	6	$2.5	0	$0
     Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered Investment
	Vehicles		Other Accounts		Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Alec Patterson	0	$0	0	$0	0	$0
     Securities Ownership

RCM Global Commodity Equity Fund	Dollar Range of Equity Securities
Alec Patterson	$50,000-100,000